DISCONTINUED OPERATIONS (Schedule of Results of Wuhu Feishang) (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Administrative expenses		¥ (5,814)	¥ (6,207)	¥ (6,204)
OPERATING LOSS		(5,599)	(6,207)	(6,204)
Finance costs		(60)
Interest income		16	26	39
Loss for the year from discontinued operations, net of tax				¥ (23,817)
Discontinued operation of Wuhu Feishang [Member]
Statement Line Items [Line Items]
Administrative expenses	¥ (991)
Losses arising from temporary suspension of production	(641)
Other operating income	61
OPERATING LOSS	(1,571)
Finance costs	(30)
Interest income	9
Non-operating income, net	230
LOSS BEFORE INCOME TAX	(1,362)
Loss for the year from discontinued operations, net of tax	(1,362)
Gain on disposal of Wuhu Feishang	12,340
PROFIT FOR THE PERIOD FROM WUHU FEISHANG	¥ 10,978